Credit risk management - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Credit risk management
Cash primarily for derivatives	$ 6,372	$ 2,370
Securities under reverse repurchase agreement	8,838	2,916
Securities under derivatives and stock borrowing	58	9
Total other collateral held	15,268	5,295
Parent Entity
Credit risk management
Cash primarily for derivatives	6,300	2,191
Securities under reverse repurchase agreement	8,838	2,744
Securities under derivatives and stock borrowing	58	9
Total other collateral held	$ 15,196	$ 4,944